SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO LARGE CAP STOCK FUNDS

For Wells Fargo Large Company Value Fund (the “Fund”)

Sub-Advisor and Portfolio Manager Changes

Effective February 1, 2017, Phocas Financial Corporation (“Phocas”) will be replaced by Analytic Investors, LLC (“Analytic”) as the sub-adviser for the Fund. Accordingly, effective February 1, 2017, all references to Phocas in the SAI are deleted.

In additiona, effective February 1, 2017, Dennis Bein, CFA,Harindra de Silva, Ph.D., CFA, and Ryan Brown, CFA of Analytic will be listed as the Portfolio Managers for the Fund.    Accordingly, effective February 1, 2017, disclosure concerning the portfolio managers for the Fund in the table in the section entitled “Management – Portfolio Managers” is deleted and replaced with the following:

Fund	Sub-Adviser	Portfolio Managers
Large Company Value Fund	Analytic	Dennis Bein, CFA Harindra de Silva, Ph.D., CFA Ryan Brown, CFA

Management Fee

Effective February 1, 2017, disclosure concerning the management fees for the Fund in the table in the section entitled “Management – Manager and Class-Level Administrator” is deleted and replaced with the following:

Fund		Fee
Large Company Value Fund	First $1B	0.400%
	Next $4B	0.375%
	Next $5B	0.340%
	Over $10B	0.330%

Sub-Adviser Fees

Effective February 1, 2017, disclosure concerning the sub-advisory fees paid to the sub-adviser for the Fund in the table in the section entitled “Management – Sub-Advisers” is deleted and replaced with the following:

Fund	Sub-Adviser		Fee
Large Company Value Fund	Analytic	First $100 million	0.250%
		Next $200 million	0.200%
		Over $300 million	0.150%

Management of Other Accounts

Effective February 1, 2017, disclosure concerning the other accounts managed by the portfolio managers for the Fund in the table in the section entitled “Management – Portfolio Managers – Management of Other Accounts” is deleted and replaced with the following:

Analytic
Dennis Bein, CFA[1]	Registered Investment Companies
	Number of Accounts	10
	Total Assets Managed	$3.01B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	18
	Total Assets Managed	$2.22B
	Number of Accounts Subject to Performance Fee	3
	Assets of Accounts Subject to Performance Fee	$197.86M
	Other Accounts
	Number of Accounts	31
	Total Assets Managed	$7.01B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$266.36M
Ryan Brown, CFA[1]	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$1.56B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	4
	Total Assets Managed	$305.69M
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$69.28M
	Other Accounts
	Number of Accounts	21
	Total Assets Managed	$4.89B
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$235.08M
Harindra de Silva, Ph.D.,CFA[1]	Registered Investment Companies
	Number of Accounts	13
	Total Assets Managed	$5.44M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	18
	Total Assets Managed	$2.22M
	Number of Accounts Subject to Performance Fee	3
	Assets of Accounts Subject to Performance Fee	$197.86M
	Other Accounts
	Number of Accounts	32
	Total Assets Managed	$7.32B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$266.36M

1 The portfolio manager started managing the Large Company Value Fund on February 1, 2017. The information presented in this table is as of July 31, 2016, at which time they were not a manager of the Fund.

Beneficial Ownership in the Fund

Effective February 1, 2017, disclosure concerning the dollar value of Fund equity securities beneficially owned by the portfolio managers for the Fund in the Portfolio Manager Fund Holdings table in the section entitled “Management – Portfolio Managers – Beneficial Ownership in the Funds” is deleted and replaced with the following:

Sub-Adviser / Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Analytic Investors, LLC
Dennis Bein, CFA	Large Company Value Fund	$0
Ryan Brown, CFA	Large Company Value Fund	$0
Harindra de Silva, Ph.D., CFA	Large Company Value Fund	$0

Material Conflicts of Interest

Effective February 1, 2017, disclosure concerning the material conflicts of interest relating to the portfolio managers for the Fund in the section entitled “Management – Portfolio Managers – Material Conflicts of Interest” is deleted and replaced with the following:

Analytic.Analytic's Portfolio Managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Low Volatility U.S. Equity Fund. These other accounts might have similar investment objectives as the Fund or may hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund. While the portfolio managers' management of other accounts may give rise to potential conflicts of interest, Analytic does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Analytic believes that it has designed policies and procedures to manage those conflicts in an appropriate way, including policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Compensation

Effective February 1, 2017, disclosure concerning the compensation of the portfolio managers for the Fund in the section entitled “Management – Portfolio Managers – Compensation” is deleted and replaced with the following:

Analytic.Analytic's compensation structure for professional employees consists of an industry median base salary (based on independent industry information) and an annual discretionary bonus. Bonus amounts are determined using the following factors: the overall success of the firm in terms of profitability; the overall success of the department or team; and an individual's contribution to the team, based on goals established during the performance period. Compensation based on investment strategy performance is not tied to individual account performance, but rather each strategy as a whole. Strategy performance information is based on pre-tax calculations for the prior calendar year. No portfolio manager is directly compensated a portion of an advisory fee based on the performance of a specific account. Portfolio managers' base salaries are typically reviewed on an annual basis determined by each portfolio manager's anniversary date of employment. Discretionary bonuses are determined annually, upon analysis of information from the prior calendar year.

November 17, 2016